SUBSEQUENT EVENTS - Additional Information (Details) £ / shares in Units, £ in Millions															3 Months Ended	4 Months Ended	12 Months Ended
	Jul. 21, 2025 USD ($) Days	Jul. 17, 2025 USD ($) shares	Jul. 16, 2025 USD ($) Days	Jul. 09, 2025 USD ($) shares	Apr. 22, 2025 USD ($) Days	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 03, 2025 USD ($)	Feb. 28, 2025 USD ($) shares	Feb. 19, 2025 USD ($) shares	Feb. 17, 2025 shares	Jan. 14, 2025 USD ($) Installments	Sep. 20, 2024 GBP (£) Employee	Jul. 23, 2024	Mar. 31, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jul. 22, 2025 shares	Jun. 30, 2025 USD ($) shares	May 12, 2025 USD ($)	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Common stock issued																	$ 2,028 [1]		$ 10,912						$ 92	[1]
Issuance of Common Stock															$ 200,000		$ 200,000
Common stock, shares authorized | shares																	250,000,000		250,000,000						250,000,000
Stockholders' equity															$ (37,434,715)		$ (37,836,506)		$ (44,749,722)			$ (38,977,924)	$ (36,311,850)	$ (34,793,016)	$ (32,545,921)		$ (17,234,376)
Reverse stock split														0.025
Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										20.00%
Payments to acquire ownership interest in cash										$ 1,500,000
Payments to acquire ownership interest in notes										$ 23,500,000
Maturity period of notes										5 years
Percentage of annual interest rate on notes										10.00%
Common stock excess outstanding percentage										19.90%
Shares issued | shares										6,086,957
Assets guaranteed										$ 4,200,000
SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash						$ 5,150,000
Percentage of annual interest rate on notes						14.33%
Fixed conversion rate | £ / shares							£ 0.00003
Exercise price | £ / shares							0.000039
Pipeline value | £													£ 391.0
Number of employee | Employee													15
Business Loan and Security Agreement [Member] | Agile Capital Funding LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Debt instrument face amount																				$ 525,000
Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares									9,360,888
Outstanding pre-funded warrants issued | shares									3,647,416
Remaining outstanding pre-funded warrants issued | shares									171,706
Debt instrument face amount																$ 411,865
Shares issued | shares																9,186,581
Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Issuance of Common Stock					$ 1,350,000			$ 1,500,000
Debt instrument, maturity date					Apr. 21, 2026			Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								20.00%
Volume-weighted average price of conversion period								5 days
Debt instrument conversion, threshold days prior to conversion date | Days					5
Debt Conversion, Description					conversion price equal to the lowest VWAP during the 5 days prior to the conversion date;			conversion price equal to a 20% discount to the lowest daily volume weighted average price as reported by Bloomberg L.P. (“VWAP") during the 5 days prior to the conversion date;
Unsecured Debt [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount					$ 1,421,053			$ 1,578,495
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Subsequent Event [Line Items]
Capital infusion amount	$ 157,000
Minimum [Member]
Subsequent Event [Line Items]
Stockholders' equity																					$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares				900,000,000														900,000,000
Preferred stock, shares authorized | shares																		50,000,000
Shares Authorized | shares																		950,000,000
Subsequent Event [Member] | Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										20.00%
Payments to acquire ownership interest in cash										$ 1,500,000
Payments to acquire ownership interest in notes										$ 23,500,000
Maturity period of notes										5 years
Percentage of annual interest rate on notes										10.00%
Grace period for payment										3 months
Common stock excess outstanding percentage										19.90%
Shares issued | shares										6,086,957
Assets guaranteed										$ 4,200,000
Subsequent Event [Member] | SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash						$ 5,150,000
Convertible notes issued						$ 3,000,000
Fixed conversion rate | £ / shares							0.00003
Exercise price | £ / shares							£ 0.000039
Subsequent Event [Member] | Indigo Capital LLC [Member] | July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 150,000
Debt instrument, maturity date			Jul. 15, 2026
Conversion price equal to discount on lowest volume-weighted average price			80.00%
Capital infusion amount			$ 150,000
Debt instrument conversion, threshold days prior to conversion date | Days			5
Subsequent Event [Member] | Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Aggregate value of claims and obligations payments												$ 1,000,000
Number of installments for claims and obligations payment | Installments												3
Negotiable payment on the term of outstanding to reflect current market price												$ 500,000
Additional equity will be sold other than set forth in settlement												$ 0
Subsequent Event [Member] | Liqueous Settlement Agreement [Member] | February 2025 Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares											6,406,225
Outstanding pre-funded warrants issued | shares											3,647,416
Remaining outstanding pre-funded warrants issued | shares											9,360,888
Subsequent Event [Member] | Humbl Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common stock issued									$ 2,000,000
Subsequent Event [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Issuance of Common Stock								$ 1,500,000		1,500,000
Debt instrument face amount										$ 1,578,495
Debt instrument, maturity date								Mar. 01, 2026		Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								20.00%		20.00%
Volume-weighted average price of conversion period								5 days		5 days
Debt instrument conversion, percentage of discount to the lowest trading price				19.99%				19.90%
Debt Conversion, Description										conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Subsequent Event [Member] | Indigo Capital Convertible Notes | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument, maturity date								Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								33.33%
Volume-weighted average price of conversion period								5 days
Subsequent Event [Member] | One Or More Non-public Offerings [Member]
Subsequent Event [Line Items]
Maximum Percentage Of Discount To Common Stock Market Price				30.00%
Subsequent Event [Member] | Silverback Capital Corporation [Member]
Subsequent Event [Line Items]
Settlement amount		$ 5,662,479
Subsequent Event [Member] | Silverback Capital Corporation [Member] | Claims Settlement [Member]
Subsequent Event [Line Items]
Common stock average closing price		$ 0.307
Percentage of trading price		75.00%
Ownership limitation percentage		4.99%
Settlement fee issued in shares | shares		400,000
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount								$ 1,578,495
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount								$ 894,708.31
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument conversion, percentage of discount to the lowest trading price	19.90%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date	Apr. 30, 2026
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July Diagonal Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 172,700
Debt instrument, interest rate	10.00%
Debt instrument conversion, percentage of discount to the lowest trading price	25.00%
Debt instrument conversion, threshold days prior to conversion date | Days	10
Subsequent Event [Member] | Maximum [Member] | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Issuance of common stock in excess of share cap				$ 100,000,000
Subsequent Event [Member] | Maximum [Member] | One Or More Non-public Offerings [Member]
Subsequent Event [Line Items]
Common stock issued				$ 100,000,000
Subsequent Event [Member] | Minimum [Member] | Convertible Debt [Member] | July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock			9.90%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Convertible Debt [Member] | July Diagonal Convertible Note [Member]
Subsequent Event [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock	4.99%

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.